RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2016
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS

8.      RECENT ACCOUNTING PRONOUNCEMENTS

In August 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-15, Presentation of Financial Statements — Going Concern, which requires management to evaluate, at each annual and interim reporting period, the Fund’s ability to continue as a going concern within one year of the date the financial statements are issued. This accounting guidance is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Adoption of this standard did not have an effect on the financial statements.